Document and Entity Information	12 Months Ended
Nov. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2012
Registrant Name	FIDELITY CHARLES STREET TRUST
Central Index Key	0000354046
Amendment Flag	false
Document Creation Date	Jan. 02, 2013
Document Effective Date	Jan. 02, 2013
Prospectus Date	Nov. 29, 2012